EVENTS SUBSEQUENT TO THE DATE OF THE FINANCIAL STATEMENTS (Details) - Feb. 07, 2024 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Tax contingent liability | Tax Assessment
Disclosure of non-adjusting events after reporting period [line items]
Brazilian Federal Revenue Service Brazilian tax assessment	$ 52,281	R$ 253,565